Annual Total Returns - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Bar Chart Table:
Annual Return 2022	(19.80%)
Annual Return 2023	24.33%